Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Investments, All Other Investments [Abstract]
Fair value at beginning of period	$ (6,296)	$ (2,137)
Realized and unrealized gains (losses) included in earnings	4,550	(3,624)
Settlement payments	2,556	1,207
Fair value at end of period	$ 810	$ (4,554)